Note 7 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31, 2014	As of December 31, 2015

Accrued payroll expenses	218,887	319,443
Accrued interest	96,894	153,102
Accrued general and administrative expenses	181,593	112,570
Accrued commissions	94,778	36,189
Other accrued expenses	468,645	581,766
Total	1,060,797	1,203,070